Subsequent events (Details Narrative) - USD ($)	1 Months Ended
	Feb. 28, 2025	Feb. 13, 2025	Dec. 31, 2024	Dec. 30, 2020
Subsequent Event [Line Items]
Number of ordinary shares authorized			38,000,000	50,000,000
Subsequent Event [Member] | Zhejiang Changxing Rural Commercial Bank Co Ltd [Member]
Subsequent Event [Line Items]
Long-term loan	$ 500,000
Interest rate	4.90%
Subsequent Event [Member] | China Bank Of Communication [Member]
Subsequent Event [Line Items]
Interest rate	4.20%
Short term loan	$ 5,000,000
Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of ordinary shares authorized		1,500,000
Shares issued		1,500,000